UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Truepoint, Inc.
Address: 4901 Hunt Road, Suite 200
         Cincinniti, OH  45242

13F File Number:  028-13017

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Janel E. Carroll
Title:     Chief Compliance Officer
Phone:     513-792-6648

Signature, Place, and Date of Signing:

  /s/  Janel E. Carroll     Cincinnati, OH     February 10, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    11

Form 13F Information Table Value Total:    $293,749 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
GENERAL ELECTRIC CO            COM              369604103      634    35380 SH       SOLE                        0        0    35380
ISHARES TR                     RUSSELL1000GRW   464287614      218     3768 SH       SOLE                     3768        0        0
ISHARES TR                     RUSSELL 3000     464287689     2169    29238 SH       SOLE                    29238        0        0
ISHARES TR                     MSCI GRW IDX     464288885    13780   264957 SH       SOLE                   264957        0        0
PROCTER & GAMBLE CO            COM              742718109     7043   105582 SH       SOLE                        0        0   105582
SIGNET JEWELERS LIMITED        SHS              G81276100      455    10359 SH       SOLE                        0        0    10359
VANGUARD INDEX FDS             MCAP GR IDXVIP   922908538    41129   690773 SH       SOLE                   690773        0        0
VANGUARD INDEX FDS             REIT ETF         922908553    27864   547740 SH       SOLE                   547740        0        0
VANGUARD INDEX FDS             GROWTH ETF       922908736    24124   390610 SH       SOLE                   390610        0        0
VANGUARD INDEX FDS             TOTAL STK MKT    922908769   145957     2270 SH       SOLE                  2269940        0        0
VANGUARD TAX MANAGED INTL FD   MSCI EAFE ETF    921943858    30376   991696 SH       SOLE                   991696        0        0